                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21140

                          FORTRESS INVESTMENT TRUST II
               (Exact name of Registrant as specified in charter)

      1251 Avenue Of The Americas,
        16th Floor, New York, NY                                         10020
(Address of principal executive offices)                              (Zip code)

  Skadden, Arps, Slate, Meagher & Flom LLP, 4 Times Square, New York, NY 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 798-6100

Date of fiscal year end: December 31

Date of reporting period: June 30, 2005

ITEM 1. REPORTS TO STOCKHOLDERS.

The Registrant's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

FORTRESS INVESTMENT TRUST II

TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
REVIEW REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM                1

CONSOLIDATED FINANCIAL STATEMENTS (Unaudited):

   Consolidated Statement of Assets and Liabilities at June 30, 2005          2

   Consolidated Schedule of Investments at June 30, 2005                      3

   Notes to Consolidated Schedule of Investments                              5

   Consolidated Statement of Operations for the Six Months
      Ended June 30, 2005 and Consolidated Financial Highlights
      for the Six Months Ended June 30, 2005, the Years Ended
      December 31, 2004 and 2003 and the Period from
      July 2, 2002 through December 31, 2002                                  6

   Consolidated Statement of Cash Flows for the
      Six Months Ended June 30, 2005                                          7

   Consolidated Statements of Changes in Net Assets for
      the Six Months Ended June 30, 2005 and the Year
      Ended December 31, 2004                                                 8

   Notes to Consolidated Financial Statements                                 9

             Report of Independent Registered Public Accounting Firm

To the Members and Trustees of
Fortress Investment Trust II

We have reviewed the accompanying consolidated statement of assets and liabilities of Fortress Investment Trust II (the "Company"), including the consolidated schedule of investments, as of June 30, 2005, and the related consolidated statements of operations, cash flows, changes in net assets, and financial highlights for the six-month period ended June 30, 2005. These interim consolidated financial statements and financial highlights are the responsibility of the Company's management.

We conducted our review in accordance with the standards of the Public Company Accounting Oversight Board (United States). A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the Public Company Accounting Oversight Board (United States), the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to the interim consolidated financial statements and financial highlights referred to above for them to be in conformity with U.S. generally accepted accounting principles.

We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the consolidated statement of changes in net assets for the year ended December 31, 2004 and financial highlights for each of the two years in the period then ended and for the period from July 2, 2002 through December 31, 2002, and in our report dated February 28, 2005, we expressed an unqualified opinion on such consolidated statement of changes in net assets and financial highlights.


                                        /s/ Ernst & Young LLP

August 29, 2005
New York, New York

FORTRESS INVESTMENT TRUST II

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
(dollar amounts in thousands)

                                                                   June 30, 2005
                                                                   -------------
ASSETS
   Investments in controlled affiliates, at fair
      value (cost $1,011,536)                                       $1,516,465
   Cash and cash equivalents                                            17,952
   Due from affiliates                                                  20,233
   Other assets                                                          2,083
                                                                    ----------
                                                                     1,556,733
                                                                    ----------
LIABILITIES
   Credit facility                                                      30,900
   Interest payable                                                        126
   Due to affiliates                                                     6,446
   Other liabilities                                                     4,968
   Preferred equity (mandatorily redeemable)                               257
                                                                    ----------
                                                                        42,697
                                                                    ----------
Commitments and contingencies                                               --
                                                                    ----------
NET ASSETS (1,000,000 shares issued and outstanding)                $1,514,036
                                                                    ==========
NET ASSETS CONSISTS OF:
   Capital paid in                                                  $1,404,420
   Capital distributed                                                (395,313)
   Undistributed net investment income                                      --
   Undistributed net realized capital gains                                 --
   Accumulated net unrealized gain                                     504,929
                                                                    ----------
                                                                    $1,514,036
                                                                    ==========

See notes to consolidated financial statements.

FORTRESS INVESTMENT TRUST II

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
JUNE 30, 2005

                                                                                              NUMBER OF    DIVIDENDS,
                                                                                               SHARES,     INTEREST &
                                 % OF                                                         PRINCIPAL/    REALIZED
                              CONTROLLED     COST     NAME OF ISSUE OR NATURE OF               NOTIONAL     GAINS AND
                               AFFILIATE    (C) (D)   INDEBTEDNESS HELD BY CONTROLLED           AMOUNT       LOSSES      FAIR VALUE
CONTROLLED AFFILIATE (A)         OWNED      (000S)    AFFILIATE                                 (000S)       (000S)        (000S)
------------------------      ----------   --------   ------------------------------------   -----------   ----------   ------------
FIT Capital Trading LLC           100%     $ 25,000   U.S. Government treasury securities;   $ 1,339,541    $   (233)   $ 1,339,541
                                                      3.07%; sold July 2005
                                                      Repurchase agreement with Goldman      $(1,326,145)         --     (1,326,145)
                                                      Sachs & Co. Inc.; 3.17%; repaid July
                                                      2005
                                                      Restricted cash                        $    11,604          --         11,604

RESG Acquisition LLC             89.7%           --   Common Stock of RESG MIDL Corp.,                 1          59          6,420
                                                      owner of debt and equity interests
                                                      in a portfolio of retail real estate

FIT HUD Acquisition LLC (f)       100%           --   One assisted living facility, sold              --         242             --
                                                      in 2005

FIT DVI LLC                       100%        9,813   Secured debt of DVI Receivables        $    11,921         762         11,128
                                                      Inc., a medical receivables company;
                                                      3.60%; due September 2010

Green Tree MH Investment        53.57%       51,671   100% of direct and indirect                     --          --        136,011
LLC                                                   ownership in Green Tree Investment
                                                      Holdings II LLC, representing
                                                      servicing rights & residual
                                                      interests in a portfolio of
                                                      manufactured housing loans
                                            157,231   Note receivable; 12.00%; due June      $   152,211       9,397        157,231
                                                      2013

Green Tree HE/HI Investment     53.57%        2,180   100% of direct and indirect                     --     120,346         35,671
LLC                                                   ownership in Green Tree Investment
                                                      Holdings II LLC, representing
                                                      servicing rights & residual
                                                      interests in a portfolio of home
                                                      equity and home improvement loans
                                                 --   Note receivable; 17.00%; due June               --          91             --
                                                      2009

Green Tree Residual             53.57%           --   100% of direct and indirect                     --          --             --
Investment LLC                                        ownership in Green Tree Investment
                                                      Holdings II LLC
                                              1,286   Note receivable; 17.00%; due June      $     1,286         108          1,341
                                                      2009

Green Tree Investment           53.57%       18,037   100% of direct ownership interest in            --          --         44,284
Holdings III LLC                                      insurance brokerage business
                                             63,113   Note receivable; 14.00%; due June      $    60,964       4,232         63,113
                                                      2013

Continued on Page 4

See notes to consolidated schedule of investments and consolidated financial statements.

FORTRESS INVESTMENT TRUST II

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
JUNE 30, 2005

                                                                                                NUMBER OF   DIVIDENDS,
                                                                                                 SHARES,    INTEREST &
                              % OF                                                             PRINCIPAL/    REALIZED
                           CONTROLLED                  NAME OF ISSUE OR NATURE OF               NOTIONAL     GAINS AND
                            AFFILIATE   COST (C) (D)   INDEBTEDNESS HELD BY CONTROLLED           AMOUNT       LOSSES     FAIR VALUE
CONTROLLED AFFILIATE (A)      OWNED        ($000S)     AFFILIATE                                 (000S)       (000S)       (000S)
------------------------   ----------   ------------   -------------------------------------   ----------   ----------   ----------
FIT GSL LLC                   100%          120,000    Global Signal Inc., a provider of          4,706            --       177,177
                                                       telecommunication rental space,
                                                       common stock

FIT ALT Investor LLC          100%           57,520    15% Class A preferred membership         $ 7,012         2,616         7,520
                                                       interest in FEBC-ALT Investors, LLC
                                                       75% Class B LLC membership interest           --            --       127,486
                                                       in FEBC-ALT Investors, LLC

Harbour Acquisition LP        100%            1,271    Interest in office properties in              --         6,779        21,553
                                                       Luxemburg and Belgium
                                                       HSH Nord Bank financing; EURIBOR +       E12,000          (398)      (14,530)
                                                       1.50%; due December 2005
                                                       Foreign currency hedges (e)                   (e)         (891)           --

Fortress Cayman Partners      100%           23,167    50% indirect ownership interest in            --            --        32,160
                                                       Simon Storage Group Ltd., a UK
                                                       petroleum and chemical storage
                                                       company
                                                       Foreign currency hedges (e)                   (e)          697            --

FIT CCRC LLC                  100%            2,376    Non-performing, discounted bonds of           --        12,384            --
                                                       National Benevolent Association, a
                                                       not-for-profit operator of continuing
                                                       care and retirement assistance and
                                                       assisted living facilities; interest
                                                       rates ranging from 5.10% to 7.625%;
                                                       maturities ranging from October 2004
                                                       to March 2030
                                                       Factored accounts receivable             $ 5,893            --         2,376

Fortress CCRC                 100%           75,333    Ownership of 8 senior living                  --            --        75,136
Acquisition LLC                                        facilities

FIT REN LP                    100%          109,729    Ownership of 8 senior living                  --            --       109,729
                                                       facilities

FIT CP LLC                    100%           64,735    Company units of Cornerstone GP, LLC,         --            --         1,810
                                                       a propane distribution company
                                                       Common units of New Cornerstone            1,143         5,191        27,992
                                                       Propane Partners LP
                                                       Subordinated units of New Cornerstone      1,143         5,191        27,992
                                                       Propane Partners LP
                                                       Note receivable; LIBOR + 4.50%; due      $26,570         1,053        26,622
                                                       December 2009

FIT Mapeley Holdings          100%          196,380    Mapeley Limited, a British real            7,904         9,047       380,549
Ltd.                                                   estate operating company, common
                                                       stock
                                                       Foreign currency hedges (e)                   (e)       12,734            --

FIT Aero Investments          100%           32,694    90% of Aerofort Investments LLC, a            --           346        20,145
Ltd.                                                   lessor of aircraft
                                                       100% of FIT Aero Iceland Ltd, a               --            --        12,549
                                                       lessor of aircraft
                                         ----------                                                          --------    ----------
   Total Investments (b)                 $1,011,536                                                          $189,753    $1,516,465
                                         ==========                                                          ========    ==========

              See notes to consolidated schedule of investments and
                       consolidated financial statements.

FORTRESS INVESTMENT TRUST II

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
JUNE 30, 2005

(a) An affiliated company is a company in which Fortress Investment Trust II ("FIT II") has ownership of at least 5% of the voting securities. These securities are restricted as to public resale and are not readily marketable. With the exception of short term investments, FIT II's controlled affiliates invest principally in real estate related assets.

(b) The United States Federal income tax basis of FIT II's investments at the end of the period was approximately $887.4 million and, accordingly, net unrealized appreciation for United States Federal income tax purposes was approximately $629.1 million (gross unrealized appreciation of $641.3 million and gross unrealized depreciation of $12.2 million).

(c)  Net of returns of capital.

(d)  Purchases/fundings occurred throughout the period.

(e) The foreign currency hedges held by FIT II on behalf of its investments are comprised of the following:

FORWARD CONTRACTS

                                        Fair
   Notional                 Maturity   Value
    Amount       Currency     Date     (000s)
   --------      --------   --------   ------
Harbour Acquisition LP
     1,420,000      EUR     9/6/2005     $--
                                         ===

Fortress Cayman Partners
     8,200,000      GBP     9/2/2005     $--
     8,200,000      GBP     9/2/2005      --
                                         ---
                                         $--
                                         ===

FIT Mapeley Holdings Ltd.
   126,715,000      GBP     9/2/2005     $--
    35,224,000      GBP     9/2/2005      --
    35,224,000      GBP     9/2/2005      --
                                         ---
                                         $--
                                         ===

(f) FIT II continues to maintain an investment in its controlled affiliates; however, the investment held by the controlled affiliate has been settled.

See notes to consolidated financial statements.

FORTRESS INVESTMENT TRUST II

CONSOLIDATED STATEMENT OF OPERATIONS AND FINANCIAL
HIGHLIGHTS (Unaudited)
(dollar amounts in thousands, except per share data)

                                                                     Six Months
                                                                       Ended
                                                                   June 30, 2005
                                                                   -------------
Income
   Dividends from controlled affiliates                               $ 12,866
   Interest income from controlled affiliates                           15,452
   Other income                                                            218
                                                                      --------
                                                                        28,536
                                                                      --------
Expenses
   Interest expense                                                      2,881
   Advisory fees                                                         2,946
   Compensation and benefits                                             3,161
   General and administrative expense                                    4,393
                                                                      --------
                                                                        13,381
                                                                      --------

Net investment income                                                   15,155

Net realized gain from controlled affiliate investments                148,895
Net unrealized gain on controlled affiliate investments                331,793
Net realized gain from foreign exchange hedges                          12,540
                                                                      --------
Net gain on investments                                                493,228
                                                                      --------
Net increase in net assets resulting from operations                  $508,383
                                                                      ========

FINANCIAL HIGHLIGHTS

                                                                                                               Period from
                                                                                  Year Ended December 31,      July 2, 2002
                                                               Six Months Ended   -----------------------        through
                                                                 June 30, 2005        2004       2003       December 31, 2002
                                                               ----------------     --------   --------     -----------------
Disclosure of certain ratios:
   Ratio of total expenses to average net assets                       2.8% *            4.5%       9.9%          65.3% *
   Ratio of net investment income to average net assets                3.1% *            4.7%      32.4%           8.1% *
   Portfolio turnover rate***                                         81.9% *           44.1%      75.0%         886.4% *
   IRR since inception                                                90.3%             65.7%     107.4%          28.8%
   Total return                                                       52.9%             35.9%      75.1%           1.4%

Per share information:
   Net assets, beginning of period                               $  951.42          $ 334.42   $  68.15         $ 0.00

   Net investment income **                                          15.16             28.38      67.21           0.92
   Net realized gain from controlled affiliate investments**        148.89             19.04      84.22           0.00
   Net unrealized gain on controlled affiliate investments**        331.79            171.63       1.51           0.00
   Net realized gain (loss) from foreign exchange hedges**           12.54            (10.67)      0.00           0.00
                                                                 ---------          --------   --------         ------
   Net increase in net assets resulting from operations**           508.38            208.38     152.94           0.92

Contributions                                                       332.24            668.32     336.63          67.23
Distributions (includes tax return of capital distributions
   of $140.47, $100.32, $85.24 and $0.00, respectively)            (278.00)          (259.70)   (223.30)           0.0
                                                                 ---------          --------   --------         ------
Net assets, end of period                                        $1,514.04          $ 951.42   $ 334.42         $68.15
                                                                 =========          ========   ========         ======

*    Annualized.

** Based on the weighted average number of shares outstanding during the period of 1,000,000.

*** Rate is computed based on the lesser of purchases and sales (contributions and distributions) of controlled affiliates.

See notes to consolidated financial statements.

FORTRESS INVESTMENT TRUST II

CONSOLIDATED STATEMENT OF CASH FLOWS (Unaudited)
(dollar amounts in thousands)

                                                                Six Months Ended
                                                                  June 30, 2005
                                                                ----------------
CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations               $ 508,383
Adjustments to reconcile net increase in net assets
   resulting from operations to net cash provided by
   operating activities:
   Net realized gain from controlled affiliate investments          (148,895)
   Net realized gain from foreign exchange hedges                    (12,540)
   Net unrealized gain on controlled affiliate investments          (331,793)
   Investments in controlled affiliates                             (421,756)
   Distributions from controlled affiliates                          397,499
   Change in:
      Dividends receivable from controlled affiliates                 27,266
      Due from affiliates                                             (2,377)
      Other assets                                                    (1,019)
      Interest payable                                                  (277)
      Due to affiliates                                                4,048
      Other liabilities                                                3,290
                                                                   ---------
Net cash provided by operating activities                             21,829
                                                                   ---------
CASH FLOWS FROM FINANCING ACTIVITIES:
   Draws on credit facility                                          108,500
   Repayments of credit facility                                    (196,800)
   Capital contributions                                             332,235
   Capital distributions                                            (278,000)
                                                                   ---------
Net cash used in financing activities                                (34,065)
                                                                   ---------
NET DECREASE IN CASH AND CASH EQUIVALENTS                            (12,236)

CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD                        30,188
                                                                   ---------
CASH AND CASH EQUIVALENTS, END OF PERIOD                           $  17,952
                                                                   =========
CASH PAID DURING THE PERIOD FOR INTEREST EXPENSE                   $   2,803
                                                                   =========

See notes to consolidated financial statements.

FORTRESS INVESTMENT TRUST II

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)
(dollar amounts in thousands)

                                                                          Six Months Ended       Year Ended
                                                                            June 30, 2005    December 31, 2004
                                                                          ----------------   -----------------
Increase in net assets resulting from operations
   Net investment income                                                     $   15,155          $  28,384
   Net realized and unrealized gain on controlled affiliate investments         493,228            180,000
                                                                             ----------          ---------
Net increase in net assets resulting from operations                            508,383            208,384
Capital contributions                                                           332,235            668,313
Capital distributions                                                          (101,410)          (222,945)
Distributions from net investment income                                        (15,155)           (28,384)
Distributions of realized gains                                                (161,435)            (8,371)
                                                                             ----------          ---------
Net increase in net assets                                                      562,618            616,997
Net assets, beginning of period                                                 951,418            334,421
                                                                             ----------          ---------
Net assets, end of period                                                    $1,514,036          $ 951,418
                                                                             ==========          =========
Undistributed net investment income                                          $       --          $      --
                                                                             ==========          =========

See notes to consolidated financial statements.

FORTRESS INVESTMENT TRUST II

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
JUNE 30, 2005

1.   ORGANIZATION

     Fortress Investment Trust II (together with its subsidiaries,"FIT II") was formed on July 2, 2002 as a Delaware business trust, and operates as a closed-end, non-diversified registered management investment company ("RIC") under the Investment Company Act of 1940 (the "Act"). FIT II principally invests in real estate-related debt and equity securities. The sole substantive investors in FIT II are Fortress Investment Fund II LLC ("Fund II"), 95.9%, and FABP, LP ("FABP"), 4.1%.

     FUND II AND FABP

     Fund II has total committed capital from investors of $1,199.2 million and FABP has total committed capital from investors of $50.8 million (collectively, the "Capital Commitment"). In September 2004, $215.9 million of Fund II's commitments, plus related management and administrative fees, were assigned to Fortress (GAGACQ) LLC ("Fortress GAGACQ", and together with Fund II, "Fund II Group"), while $9.1 million of FABP's commitments, plus related management and administrative fees, were assigned to FABP (GAGACQ) LP ("FABP GAGACQ", and together with FABP, "FABP Group"). Fortress GAGACQ and FABP GAGACQ are organized as Sister Companies to Fund II and FABP pursuant to their respective operating agreements. Such commitments are available for all Fund II Group and FABP Group business, respectively, including new investments, until December 2005. Subsequent to that date, the Capital Commitment may not be drawn to fund new investments, but is available to maintain the ongoing business of Fund II Group and FABP Group, respectively.

     The managing member of Fund II is Fortress Fund MM II LLC (the "Fund II Managing Member"). The Fund II Managing Member is owned by Fortress Investment Group LLC (the "Manager"). The Fund II Managing Member is entitled to an incentive return (the "Incentive Return") generally equal to 20% of Fund II's returns, as defined, subject to: 1) a 10% cumulative preferred return payable to Fund II's investors and 2) a clawback provision which requires amounts previously distributed as Incentive Return to be returned to Fund II if, upon liquidation of Fund II, the amounts ultimately distributed to each investor do not meet a 10% cumulative preferred return to the investors. Fund II is managed by the Manager pursuant to the Fund II Managing Member's operating agreement and a management agreement between the Manager and the Fund II Managing Member. An affiliate of the Manager has committed to contribute 1.5% of Fund II Group's and FABP Group's total committed capital. FABP, Fortress GAGACQ and FABP GAGACQ are managed by the Manager under substantially the same terms as Fund II and their operating agreements contain substantially the same terms as Fund II's, including the Incentive Return.

     During the period ended June 30, 2005, Fund II Group issued membership interests (in connection with capital calls) to 46 unaffiliated investors and to an affiliate of the Manager for net proceeds of approximately $321.6 million. The Manager's affiliate invested a total of approximately $4.7 million in Fund II Group related to these issuances. Fund II Group

FORTRESS INVESTMENT TRUST II

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
JUNE 30, 2005

     subsequently invested $0.7 million in Fortress GAGACQ and substantially all of the balance of such proceeds in FIT II, net of management and administrative fees paid to the Manager (Note 3). During the same period, FIT II distributed $266.7 million to Fund II Group, which was subsequently distributed to investors by Fund II Group. This included $34.2 million distributed to an affiliate of the Manager of which $30.8 million represented Incentive Return. As of June 30, 2005, Fund II Group had drawn, net of recallable capital distributions, $1,140.1 million (or 95.1%) of its committed capital.

     During the period ended June 30, 2005, FABP Group issued membership interests (in connection with capital calls) to one unaffiliated investor and to an affiliate of the Manager for net proceeds of approximately $13.6 million. The Manager's affiliate invested a total of approximately $0.2 million in FABP Group related to these issuances. FABP Group subsequently invested less then $0.1 million in FABP GAGACQ and substantially all of the balance of such proceeds in FIT II, net of management and administrative fees paid to the Manager (Note 3). During the same period, FIT II distributed $11.3 million to FABP Group, which was subsequently distributed to investors by FABP Group. This included $1.4 million distributed to an affiliate of the Manager of which approximately $1.3 million represented Incentive Return. As of June 30, 2005, FABP Group had drawn, net of recallable capital distributions, $48.3 million (or 95.2%) of its committed capital.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     BASIS OF ACCOUNTING - The accompanying consolidated financial statements are prepared in accordance with U.S. generally accepted accounting principles ("GAAP"). As a RIC, FIT II reports its investments at fair value, including its investments in subsidiaries. As a RIC, FIT II does not consolidate its majority-owned and controlled investments, except to the extent that such companies are investment companies or operating subsidiaries. None of FIT II's investments were investment companies during the period. FIT II consolidates its operating subsidiary, Fortress Capital Finance II LLC ("FCF II"). All significant intercompany transactions and balances have been eliminated.

     USE OF ESTIMATES - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     RISKS AND UNCERTAINTIES - In the normal course of business, FIT II may encounter two significant types of economic risk: credit risk and market risk. Credit risk is the risk of default on FIT II's investments in loans, securities or derivatives, as applicable, that results from a borrower's or derivative counterparty's inability or unwillingness to make required or expected payments. Market risk reflects changes in the value of investments in loans, securities or derivatives, as applicable, due to changes in interest rates or other market factors, including the value of the expected payments. Market risk reflects changes in the value of investments in loans, securities or derivatives, as applicable, due to changes in interest rates or other market factors, including the value of the collateral underlying loans and the valuation of equity and debt securities held by FIT II. Management believes that the carrying values of its investments are reasonable, taking into consideration these risks. FIT II also invests in the securities of

FORTRESS INVESTMENT TRUST II

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
JUNE 30, 2005

     companies located outside of the United States. FIT II's international operations are subject to the same risks associated with its United States operations as well as additional risks, such as fluctuations in foreign currency exchange rates, unexpected changes in regulatory requirements, heightened risk of political and economic instability, potential adverse tax consequences and the burden of complying with foreign laws. Additionally, FIT II is subject to tax risks. If FIT II were to fail to qualify as a Regulated Investment Company in any taxable year, it would be subject to federal income tax on its taxable income at regular corporate rates, which could be material. in any taxable year, it would be subject to federal income tax on its taxable income at regular corporate rates, which could be material.

     VALUATION OF ASSETS AND LIABILITIES - Investments in securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation; other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the last quoted bid price, except for short positions and call options written, if any, for which the last quoted asked price is used. Short-term notes are stated at amortized cost, which approximates fair value.

     Restricted securities and other securities for which quotations are not readily available are valued at fair value as determined in accordance with FIT II's valuation policies as approved by FIT II's board of trustees. Such policies include, among other methods, the utilization of discounted cash flow analyses.

     Investments in entities whose functional currency is other than the U.S. Dollar are valued based on the spot rate of their respective currency at the end of the respective reporting period. Purchases and sales of investments and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. FIT II does not isolate that portion of the results of operations resulting from changes in foreign currency rates on investments from the fluctuations arising from changes in the fair value of the issue or indebtedness held. FIT II may utilize foreign currency exchange contracts for the purpose of hedging, in part, the risk of changes in foreign currency exchange rates with respect to its investments. Such contracts have been presented together with the underlying hedged assets in the accompanying schedule of investments.

     Due to the inherent uncertainty of valuations of investments without a public market, the estimates of value may differ from the values that are ultimately realized by FIT II, and the differences could be material. All other assets and liabilities are stated at cost, which approximates fair value.

     FEDERAL INCOME TAXES - No income taxes have been provided for in these consolidated financial statements as FIT II's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its members.

     DISTRIBUTIONS TO MEMBERS - Distributions to members are recorded when paid. The character of distributions made during the reporting period from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes due to book/tax differences in the character of income and expense recognition.

FORTRESS INVESTMENT TRUST II

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
JUNE 30, 2005

     During the period ended June 30, 2005, FIT II declared and paid aggregate distributions of $278.0 million to Fund II and FABP, which were, in turn, distributed to investors. Approximately $32.1 million of such distributions, in the aggregate, representing a portion of FIT II's taxable ordinary income and capital gains, was distributed as Incentive Return by Fund II and FABP. The tax character of these distributions is estimated as follows (in thousands):

     Ordinary income          $ 28,950
     Long-term capital gain    108,585
     Return of capital         140,465
                              --------
                              $278,000
                              ========

     The difference between book basis net investment income, plus net realized gains from controlled affiliates, and the distributions made is primarily due to the return of capital associated with fully realized investments.

     SECURITY TRANSACTIONS AND REVENUE RECOGNITION - FIT II records security transactions on the trade date. Dividend income is recognized on the ex-dividend date, or in the absence of a formal declaration, on the date it is received. Interest income is recognized as earned on an accrual basis, as are fixed rate preferred dividends. Discounts and premiums on securities are amortized over the life of the respective securities, using the effective interest method.

     FIT II does not accrue interest on loans that are past due more than 90 days or sooner when the probability of collection of interest is deemed insufficient to warrant further accrual. Upon such a determination, those loans are considered to be nonperforming.

     CASH AND CASH EQUIVALENTS - FIT II considers all highly liquid short-term investments with a maturity of 90 days or less when purchased to be cash equivalents. Substantially all of FIT II's amounts on deposit with major financial institutions exceed insured limits.

3.   MANAGEMENT AGREEMENT AND AFFILIATE TRANSACTIONS

     FUND II AND FABP

     The Manager is paid annual fees by Fund II Group and FABP Group in exchange for advising them on various aspects of their business, formulating their investment strategies, arranging for the acquisition and disposition of assets, arranging for financing, monitoring performance, and managing their day-to-day operations. In addition, the Manager is reimbursed for various expenses incurred by the Manager on their behalf, including the costs of legal, accounting and other administrative activities.

     The management fee is calculated at an annual rate of 1.0% of Fund II Group's and FABP Group's Invested Capital (as defined) or total equity commitments during the Capital Commitment Period (as defined). The management fee decreases to 0.75% of Invested

FORTRESS INVESTMENT TRUST II

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
JUNE 30, 2005

     Capital in September 2005 and to 0.50% in September 2006. Furthermore, the Manager is paid an annual administrative fee on a graduated scale up to 0.5% of Fund II Group's and FABP Group's Invested Capital (as defined) or total equity commitments during the Capital Commitment Period (as defined), based on the size of each investor's capital commitment. The Manager's affiliate is not charged management or administrative fees for its investments in Fund II Group and FABP Group. The Management fee obligation of Fund II Group and FABP Group is reduced by the Advisory Fee (see below) paid by FIT II each year on a dollar for dollar basis.

     During the period ended June 30, 2005, the Manager earned $5.9 million of management and administrative fees, including fees from both Fund II Group and FABP Group, and gross of advisory fees (see below).

     The Incentive Return, as described in Note 1, is payable on a Portfolio Investment (as defined) basis, as realized. Accordingly, an Incentive Return may be paid in connection with a particular investment if and when such investment generates proceeds in excess of the capital called with respect to such investment, plus a 10% cumulative preferred return thereon. If upon liquidation of Fund II Group and FABP Group the aggregate amount paid as Incentive Return exceeds the amount actually due (that is, amounts that should instead have been paid to Fund II Group's and FABP Group's investors) after taking into account the aggregate return to investors, the excess is required to be returned (that is "clawed back") to Fund II Group and FABP Group. From inception through June 30, 2005, approximately $56.3 million of Incentive Return was distributed, including Incentive Return payable from both Fund II Group and FABP Group, all of which is subject to clawback.

     FIT II

     Under an Investment Advisory Agreement between FIT II and FIG Advisors, LLC (the "Advisor"), FIT II has agreed to pay the Advisor an annual advisory fee (the "Advisory Fee") in an amount equal to 1.00% of the lesser of FIT II's (i) invested capital and (ii) average daily net assets ("NAV"), based on FIT II's invested capital or the daily NAV of its assets as of the first day of each semi-annual period for which the Advisory Fee is paid. During the period ended June 30, 2005, an Advisory Fee of $2.9 million was incurred. The Advisory Fee is calculated and paid semi-annually in arrears. The Advisory Fee decreases to 0.75% in September 2005 and to 0.50% in September 2006. The Advisor is an affiliate of the Manager.

     Certain employees and affiliates of FIT II, Fund II Group, FABP Group and the Manager own $0.3 million of mandatorily redeemable preferred equity in FIT II which is entitled to preferred dividends at an annual rate of 10% with a liquidation preference of $0.3 million.

     In 2003, an employee co-investment program was adopted whereby certain employees of the Manager and of FIT II's operating subsidiary have the opportunity to invest in Fund II Group and FABP Group by purchasing part of the Manager's investment. The purpose of the program is to align the interests of such employees with those of Fund II Group's and FABP Group's investors and to enable the Manager and FIT II's operating subsidiary to retain such

FORTRESS INVESTMENT TRUST II

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
JUNE 30, 2005

     employees and provide them with appropriate incentives and rewards for their performance. These employees are integral to the success of FIT II, Fund II Group and FABP Group. The Manager has set aside $9.5 million of its commitment to Fund II Group and FABP Group for this program.

     FIT II is party to an agreement (the "Expense Allocation Agreement") between FIT II and other investment vehicles managed by the Manager (the "Managed Funds") whereby the operating expenses of the Managed Funds' operating subsidiaries are allocated based on the relative ratios of each of the Managed Funds' Invested Capital or Capital Commitments, as defined. Included in Due From Affiliates is $20.2 million receivable from the operating subsidiaries of the other Managed Funds as a result of this allocation.

     Due To Affiliates represents $6.4 million due to Fortress GAGACQ and FABP GAGACQ relating to deal costs and margin calls on foreign exchange contracts.

4.   COMMITMENTS AND CONTINGENCIES

     FINANCING ARRANGEMENT. FIT II has a $41 million revolving credit agreement (the "Credit Agreement"), secured by the Capital Commitment. The Credit Agreement matures in December 2005 and bears interest at LIBOR + 0.95% (approximately 4.11% at June 30, 2005). During the period ended June 30, 2005, the average balance outstanding was approximately $126.0 million or $125.99 per share and the average interest rate paid was approximately 4.42%.

     GUARANTEES OF SUBSIDIARIES' OBLIGATIONS. Simon Storage Group, Ltd (see Fortress Cayman Partners on FIT II's Schedule of Investments) has entered into a compensation arrangement with its management wherein such management is entitled to a bonus ranging from GBP 1.3 million to GBP 1.8 million provided the investment achieves certain performance goals. FIT II has guaranteed the subsidiary's performance under this agreement. FIT II has not had prior claims or losses pursuant to the contract and expects the risk of loss to be remote. Utilizing the methodology in FIN No. 45, our estimate of the value of such agreement at June 30, 2005 is de minimis, and therefore an accrual has not been made in the financial statements.

     Fortress CCRC Acquisition LLC ("CCRC") has an obligation under the terms of its loan agreement with General Electric Capital Corp. to fund $10 million of capital improvements over a 2 year period into the portfolio of senior living facilities it acquired. FIT II has guaranteed CCRC's performance with respect to this obligation. Given projected operating cash flows and the contracted disposition of a property in the portfolio, CCRC is expected to have sufficient capital to fund the obligation itself; thus, FIT II expects the risk of loss stemming from this guarantee to be remote. Utilizing the methodology in FIN No. 45, our estimate of the value of such agreement at June 30, 2005 is de minimis, and therefore an accrual has not been made in the financial statements.

FORTRESS INVESTMENT TRUST II
Supplemental Information (Unaudited)

I. Board of Trustee Information

Aggregate remuneration paid by Fortress Investment Trust II during the period January 1 to June 30, 2005 to all trustees equals $187,750.

The Statement of Additional Information includes additional information about trustees and is available upon request without charge by calling collect (212) 798-6100.

II. Proxy Voting

A description of the policies and procedures that Fortress Investment Trust II uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling collect (212) 798-6100, and (ii) on the SEC's website at http://www.sec.gov.

Information regarding how Fortress Investment Trust II voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge by calling collect (212) 798-6100 and (ii) on the SEC's website at http://www.sec.gov.

III. Portfolio Holdings

Fortress Investment Trust II files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Fortress Investment Trust II's Forms N-Q are available on the SEC's website at http://www.sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The following table depicts the portfolio holdings of the registrant as of June 30, 2005, by industry based on the net asset value of each investment:

Loan Servicing and Investment               21.8%
Telecommunications                          11.7%
Real property and real property companies   26.0%
Energy Storage and Delivery                  7.7%
Insurance Brokerage                          7.1%
Senior Living                               21.2%
Aircraft Leasing                             2.2%
Medical Receivables                          0.7%
Government Securities                        1.6%

ITEM 2. CODE OF ETHICS.

Not required for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not required for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required for semi-annual reports.

ITEM 6. SCHEDULE OF INVESTMENTS

The Schedule of Investments is included as part of the unaudited financial statements.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not required for semi-annual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES

Not required for semi-annual reports.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

ITEM 12. EXHIBITS.

(a)(2) Certification of Chief Executive Officer and Chief Financial Officer Pursuant to Rule 30a-2(a) under the Act.

(b) Certification pursuant to Rule 30a-2(b) under the Act.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fortress Investment Trust II


By: /s/ Jeffrey Rosenthal
    ---------------------------------
Name: Jeffrey Rosenthal
Title: Chief Financial Officer
Date: September 8, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Wesley R. Edens
    ---------------------------------
Name: Wesley R. Edens
Title: Chief Executive Officer
Date: September 8, 2005


By: /s/ Jeffrey Rosenthal
    ---------------------------------
Name: Jeffrey Rosenthal
Title: Chief Financial Officer
Date: September 8, 2005